Significant Accounting Judgments, Estimates, and Assumptions (Tables)	12 Months Ended
Oct. 31, 2022
Significant Accounting Judgments Estimates And Assumptions
Summary of Exposures to Interest Rate Benchmarks Subject to IBOR Reform
The following table discloses the Bank’s exposure to significant interest rate benchmarks subject to IBOR reform that have yet to transition to an ARR and mature after June 30, 2023 for USD LIBOR and after December 31, 2021 for other IBORs that were subject to transition, including certain demand loans that have no specific maturity. This also includes exposure to interest rate benchmarks subject to IBOR reform methodology enhancements that are not required to transition to an ARR.

Exposures to LIBOR and Other Rates Subject to Reform 1,2

(millions of Canadian dollars)	As at
	October 31 2022	October 31 2021

Non-derivative financial assets 3	$88,988	$106,912
Non-derivative financial liabilities	604	519
Derivative notional amounts	4,386,899	4,380,555
Off-balance sheet commitments 4	70,772	90,700

1
LIBOR subject to reform or that have already ceased include the following: USD LIBOR, GBP LIBOR, JPY LIBOR, EUR LIBOR, and CHF LIBOR. Other IBORs subject to reform or that have already ceased include the following: NOK NIBOR (Norwegian Interbank Offered Rate), ZAR JIBAR (Johannesburg Interbank Average Rate), SGD SOR (Singapore Dollar Swap Offer Rate), HKD HIBOR (Hong Kong Interbank Offered Rate), SEK STIBOR (Stockholm Interbank Offered Rate), and MXN TIIE (Interbank Equilibrium Interest Rate). Other rates subject to reform or that have already ceased include the following: EUR EONIA (Euro Overnight Index Average) and CORRA (Canadian Overnight Repo Rate Average).

2
Certain demand deposits with no specific maturity allow the Bank to change the benchmark reference rate at its sole discretion and are therefore excluded from the table. As at October 31, 2022, the carrying amount of demand deposits with no specific maturity was $
392
million (October 31, 2021 – $
3
billion)
.

3
Loans reported under non-derivative financial assets represent the drawn amounts and exclude allowance for loan losses. As at October 31, 2022, non-derivative financial assets were
 $89
billion, of which $48 billion relates to Loans, $33 billion relates to Debt securities at amortized cost, $5 billion relates to Financial assets at FVOCI, and $2 billion relates to demand loans with no specific maturity. As at October 31, 2021, non-derivative financial assets were $107 billion, of which $62 billion relates to Loans, $37 billion relates to Debt securities at amortized cost, $6 billion relates to Financial assets at FVOCI, and
 $2
billion relates to demand loans with no specific maturity.

4
Exposures reflect authorized and committed undrawn commitments. For multi-currency facilities, the currency of borrowing is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is in the same
facility currency as the benchmark rate for that currency for the purpose of this disclosure.

The following table discloses the Bank’s exposure to financial instruments referencing CDOR that have yet to transition to an ARR and mature after June 28, 2024.

Exposures to CDOR Subject to Reform 1,2

(millions of Canadian dollars)	As at
	October 31 2022	July 31 2022

Non-derivative financial assets 3	$10,742	$6,261
Non-derivative financial liabilities 4	12,689	12,965
Derivative notional amounts	3,066,690	2,693,607
Off-balance sheet commitments 5	42,022	38,643

1	CDOR includes exposure to one-month, two-month, and three-month tenors for CDOR and BA rates.
2
Certain demand deposits with no specific maturity allow the Bank to change the benchmark reference rate at its sole discretion and are therefore excluded from the table. As at October 31, 2022, the carrying amount of demand deposits with no specific maturity was
$8
billion (July 31, 202
2
 –
$7
billion).

3
Loans reported under non-derivative financial assets represent the drawn amounts and exclude allowance for loan losses. As at October 31, 2022, non-derivative financial assets were
 $11 billion, of which $3 billion relates to
Loans
 a
nd
 $5
billion relates to Debt securities at amortized
cost. As at July 31, 2022, non-derivative financial assets were
 $6
billion,
of which $
2
billion relates to Loans and
$2
billion relates to Debt securities at amortized cost.

4
As at October 31, 2022, non-derivative financial liabilities were
$13
billion, of which
$9

billion relates to Subordinated notes and debentures. As at July 31, 2022, non-derivative financial liabilities were
 $13
billion, of which $
9
billion relates to Subordinated notes and debentures.

5
Exposures reflect authorized and committed undrawn commitments. For multi-currency facilities, the currency of borrowing is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is in the same
facility currency as the benchmark rate for that currency for the purpose of this disclosure. As at October 31, 2022, off-balance sheet commitments include drawn amounts of BA borrowings of $
13
billion (July 31, 2022 – $
12
billion).